Bank borrowings (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank borrowings
Bank borrowings
Average interest rate (as a percent)	6.49%	6.40%
Unused lines of credit	1,199,361,000
Interest incurred	348,510,000	212,153,000	58,045,000
Interest capitalized in the cost of property, plant and equipment	45,059,000	39,320,000	14,355,000
Future principal repayments on the long-term borrowings
2013	1,850,500,000
2014	1,740,139,000
2015	190,000,000
Thereafter	158,000,000
Total	3,938,639,000
Lines of credit | China Development Bank Shanghai Branch
Bank borrowings
Maximum borrowing capacity	30,000,000,000
Minimum | Bank borrowings
Bank borrowings
Maturity period	3 months
Maximum | Bank borrowings
Bank borrowings
Maturity period	84 months